Stockholders' Deficit	6 Months Ended
Jun. 30, 2011
Stockholders' Deficit

Preferred Stock

On August 4, 2010 by Written Consent of the majority of the voting rights of the shareholders of Green, consent was given to authorize the Board of Directors to amend the designations of the Preferred Stock. The change in the designation of the Supervoting Preferred Stock increased its voting rights from 10 votes per share to 100 votes per share.

Green is authorized to issue 15,000,000 shares of preferred stock. Green’s preferred stock may be divided into such series as may be established by the Board of Directors. Each share of the Supervoting preferred stock is convertible into 100 shares of Green’s Common stock and has the voting rights equal to 100 shares of Common stock.

Each share of Green’s Series B Preferred Stock is convertible into $5.00 worth of Common stock and has one vote. The number of common shares received is based on the market value of the Common stock on the date of conversion. Series B Preferred Stock shareholders, at the option of Green, can receive cash.

As of June 30, 2011 and December 31, 2010, there were sufficient common shares to be issued if the preferred shares were converted due to an increased share price. Based on the availability of common shares upon conversion, it is assumed that Green would settle the contract in shares and classify the preferred shares as equity.

On January 21, 2010, the Board of Directors approved the conversion of 6,400 shares of Series B Preferred shares into 32,000,000 shares of Common stock. The shares were converted at $0.001 per share based on the closing price of the stock prior to the date of conversion.

On February 17, 2010, Green issued 10,000 Series B Preferred shares to a former employee for the remaining 1% noncontrolling interest in Landis.

On February 26, 2010, Green issued 4,400 Series B Preferred shares to an investor for $11,000. The shares were valued at $2.50 per share which was mutually agreed upon by the Board of Directors and the individual investor.

On March 12, 2010, the Board of Directors approved the conversion of 400 Series B Preferred shares into 1,000,000 shares of Common stock for an employee. The shares were converted at $0.002 per share based on the closing price of the stock prior to the date of issuance.

On April 13, 2010, the Board of Directors approved the conversion of 2,000 Series B Preferred shares into 10,000,000 shares of Common stock for an investor. The shares were converted at $0.001 per share which was mutually agreed upon by the Board of Directors and the individual investor.

On April 16, 2010, Green issued 33,334 Series B Preferred shares to an investor for $50,000. The shares were valued at $1.50 per share which was mutually agreed upon by the Board of Directors and the individual investor.

On June 24, 2010, the Board of Directors approved the exchange of 650,000 shares of Green’s Supervoting Preferred stock from AmeriResource Technologies, Inc. for 52,000 shares of Green’s Series B Preferred stock. The number of Series B Preferred shares issued in this transaction were determined based on one share of Green’s Supervoting Preferred stock being equivalent to 10 shares of Common stock and each Series B Preferred shared is convertible into $5.00 of Common stock. The Series B Preferred shares were valued at $260,000.

On June 28, 2010, Green issued 33,334 Series B Preferred shares to two separate investors for $50,000 each. The shares were valued at $1.50 per share which was mutually agreed upon by the Board of Directors and the individual investor.

On July 7, 2010, the Board of Directors authorized the issuance of 25,000 shares of restricted Series B Preferred shares to Richard G. Clegg, an officer and director of Green, pursuant to the terms of his employment agreement with a related party, Diversified Holdings I, Inc.

On July 9, 2010, the Board of Directors approved the issuance of 50,000 shares of restricted Series B Preferred shares to Landis Salons II, Inc., a subsidiary of Green, to be used as collateral for a lease entered into by Landis Salons II to serve as the location for a new Landis Lifestyle Salon. These shares were then assigned to the landlord of Landis II as a security deposit with a related value of $250,000. This amount is recorded as an other asset on the Balance Sheet.

On August 4, 2010, the Board of Directors approved for two different investors the conversions of 3,000 Series B Preferred shares into 15,000,000 shares of common stock for each of the investors. The shares were converted at $0.001 per share which was mutually agreed upon by the Board of Directors and each of the investors.

On August 5, 2010, the Board of Directors approved the conversion of 3,000 Series B Preferred shares into 15,000,000 shares of common stock. The shares were converted at $0.001 per share which was mutually agreed upon by the Board of Directors and each of the investors.

On August 19, 2010, Green issued 33,334 Series B Preferred shares to an investor for $50,000. The shares were valued at $1.50 per share which was mutually agreed upon by the Board of Directors and the individual investor.

On August 26, 2010, Green issued 33,334 Series B Preferred shares to an investor for $50,000. The shares were valued at $1.50 per share which was mutually agreed upon by the Board of Directors and the individual investor.

On September 21, 2010, the Board of Directors approved the conversion of 2,200 Series B Preferred shares into 2,000,000 shares of Common stock. The shares were converted at $0.0055 per share, which was mutually agreed upon by the Board of Directors and the investor.

On September 21, 2010, Green issued 16,666 Series B Preferred shares to an investor for $25,000. The shares were valued at $1.50 per share which was mutually agreed upon by the Board of Directors and the individual investor.

On September 27, 2010, the Board of Directors approved the conversion of 5,000 Series B Preferred shares into 4,901,960 shares of Common stock. The shares were converted at $0.0051 per share, which was the closing price on the last trading day prior to the conversion.

On September 28, 2010, Green issued 16,666 Series B Preferred shares to an investor for $25,000. The shares were valued at $1.50 per share which was mutually agreed upon by the Board of Directors and the individual investor.

On October 12, 2010, Green issued 16,666 Series B Preferred shares to an investor for $25,000. The shares were valued at $1.50 per share which was mutually agreed upon by the Board of Directors and the individual investor.

On October 26, 2010, Green issued 16,666 Series B Preferred shares to an investor for $25,000. The shares were valued at $1.50 per share which was mutually agreed upon by the Board of Directors and the individual investor.

On October 28, 2010, the Board of Directors approved the conversion of 5,800 Series B Preferred shares into 3,411,765 shares of Common stock for an investor. The shares were converted at $0.0085 per share which was the quoted closing price on the date the conversion letter was received from the shareholder.

In November and December of 2010, Green issued 99,998 Series B Preferred shares to various investors for $150,000. The shares were valued at $1.50 per share which was mutually agreed upon by the Board of Directors and the individual investors.

On November 12, 2010, the Board of Directors approved the conversion of 16,600 Series B Preferred shares into 7,155,172 shares of Common stock for an investor. The shares were converted at $0.0116 per share which was the quoted closing price on the date the conversion letter was received from the shareholder.

On November 16, 2010, the Board of Directors approved the conversion of 4,600 Series B Preferred shares into 1,284,916 shares of Common stock for an investor. The shares were converted at $0.0179 per share which was the quoted closing price on the date the conversion letter was received from the shareholder.

On November 22, 2010, the Board of Directors approved the conversion of 2,200 Series B Preferred shares into 2,000,000 shares of Common stock for an investor. The shares were converted at $0.0055 per share which was the quoted closing price on the date the conversion letter was received from the shareholder.

On December 2, 2010, the Board of Directors approved the issuance of 2,000 Series B Preferred shares each to three employees of Landis Salons, Inc. for services rendered. The shares were valued at $5 per share or $30,000.

On January 6, 2011, the Board of Directors approved the conversion of 12,866 Series B Preferred shares into 12,866,000 shares of Common stock for Richard Surber, President, CEO and Director of Green. The shares were converted at $0.005 per share which was the quoted closing price on the date the conversion letter was received from Mr. Surber.

On March 10, 2011, Green issued 14,333 Series B Preferred shares to an investor for $25,000. The shares were valued at $1.74 per share which was mutually agreed upon by the Board of Directors and the individual investor.

On March 16, 2011, Green issued 16,333 Series B Preferred shares to an investor for $25,000. The shares were valued at $1.50 per share which was mutually agreed upon by the Board of Directors and the individual investor.

On April 1, 2011, the Board of Directors approved the conversion of 4,600 Series B Preferred shares into 3,833,333 shares of Common stock for an investor. The shares were converted at $0.006 per share which was the quoted closing price on the date the conversion letter was received from the shareholder.

On April 26, 2011, Green issued 10,000 Series B Preferred shares to an investor for $15,000. The shares were valued at $1.50 per share which was mutually agreed upon by the Board of Directors and the individual investor.

On April 28, 2011, the Board of Directors approved the conversion of 5,000 Series B Preferred shares into 5,000,000 shares of Common stock for an investor. The shares were converted at $0.005 per share which was the quoted closing price on the date the conversion letter was received from the shareholder.

On June 13, 2011, the Board of Directors approved the conversion of 2,000 Series B Preferred shares into 2,500,000 shares of Common stock for an investor. The shares were converted at $0.004 per share which was the quoted closing price on the date the conversion letter was received from the shareholder.

As of June 30, 2011 and December 31, 2010, Green had 5,850,000 shares of Supervoting Preferred stock issued and outstanding and 626,532 and 610,332 shares of convertible Series B Preferred stock issued and outstanding, respectively.

Common Stock

Green is authorized to issue 2,500,000,000 shares of Common stock with a par value of $0.001 per share. As of June 30, 2011, Green had 454,348,797 shares of Common stock outstanding.

On August 4, 2010, by Written Consent of the majority of the voting rights of the shareholders of Green consent was given to authorize the Board of Directors to carry out a forward split of the issued and outstanding shares of the common stock on a 1 for five basis and by the same proportion, the number of authorized shares was increased to 2.5 billion to maintain the same ratios of authorized shares to issued shares. All share and per share information included in these financial statements has been adjusted to reflect this forward stock split.

Common stock issued during fiscal 2010 and during the six months ended June 30, 2011 have all been related to the conversion of Series B Preferred shares which are disclosed above in Note 8 – Stockholders’ Deficit under the heading Preferred Stock.

Noncontrolling Interest

As of December 31, 2009, Landis was 99% owned by Green and had a noncontrolling interest of 1%. During the three months ended March 31, 2010, Green issued 10,000 Series B Preferred shares for the remaining 1% noncontrolling interest in Landis.